Earnings Per Share - Evernorth - Interim (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Earnings Per Share [Abstract]
Net loss		$ 152,717,402	$ 188,134,733
Basic (in shares)		1	1
Basic (in usd per share)		$ 152,717,402	$ 188,134,733
Diluted (in usd per share)		$ 152,717,402	$ 188,134,733
Gain from change in fair value of refundable investor advances liability	$ 82,054,043	$ 82,054,043	$ 77,477,000